INTANGIBLE ASSETS (Details 3)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Real and nominal terms	5.60%
Top of range [member]
IfrsStatementLineItems [Line Items]
Real and nominal terms	16.49%
Packaging [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2033 + perpetuity
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends
Cost atualization	Cost based on historical data of each product and impacts of business restructuring
Perpetual growth rate	Without growth
Discount rate applied to cash flow projections	9.13%
Mining [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until the end of the mine's useful life
Gross Margin	It reflects projection of costs due to the progress of the mining plan as well as startup and project ramp up. Prices and exchange rates projected according to sectoral reports.
Cost atualization	Update of costs based on historical data, progress of the mining plan as well as startup and project ramp up
Perpetual growth rate	Without perpetuity
Mining [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	3.53%
Mining [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	13.09%
Other Steelmaking [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2033 + perpetuity
Gross Margin	Gross margin updated based on historical data and market trends
Cost atualization	Updated costs based on historical data and market trends
Perpetual growth rate	Without growth
Other Steelmaking [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	3.53%
Other Steelmaking [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	13.09%
Flat Steel [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2033 + perpetuity
Gross Margin	Gross margin updated based on historical data and market trends
Cost atualization	Updated costs based on historical data and market trends
Perpetual growth rate	Without growth
Flat Steel [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	3.53%
Flat Steel [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	13.09%
Flat Steel 1 [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2033 + perpetuity
Gross Margin	Gross margin updated based on historical data and market trends
Cost atualization	Updated costs based on historical data and market trends
Perpetual growth rate	Without growth
Logistic [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2027
Gross Margin	Estimated based on market study to captures cargo and operational costs according to market trend studies
Cost atualization	Study-based costs and market trends
Perpetual growth rate	Without perpetuity
Logistic [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Description of discount rates applied to cash flow projections	6.01%
Logistic [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Description of discount rates applied to cash flow projections	7.56%
Cements [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2033 + perpetuity
Gross Margin	Gross margin updated based on historical data and market trends
Cost atualization	Study-based costs and market trends
Perpetual growth rate	Without growth
Cements [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	3.53%
Cements [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	13.09%